Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Dividend payables	$ 79		$ 76
Deposit received from customers	7		5
Rental deposit received	2		0
Accruals for operating expenses	834		803
Other tax payables	204		166
Other payables and accrued expenses	$ 1,126		$ 1,050
ZHEJIANG TIANLAN [Member]
Other payables and accrued expenses | ¥		¥ 22,096		¥ 22,371
Accrued expenses | ¥		12,060		11,089
Output VAT | ¥		4,560		6,587
Deposits received and temporary receipts | ¥		¥ 5,476		¥ 4,695